N-2	6 Months Ended
Jun. 30, 2023 shares
Cover [Abstract]
Entity Central Index Key	0001585855
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	The Gabelli Global Small and Mid Cap Value Trust
Document Period End Date	Jun. 30, 2023
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective (Unaudited)

The Gabelli Global Small and Mid Cap Value Trust is a diversified, closed-end management investment company whose primary investment objective is long-term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of companies with small or medium sized market capitalizations (“smallcap” and “mid-cap” companies, respectively), and, under normal market conditions, will invest at least 40% of its total assets in the equity securities of companies located outside the United States and in at least three countries.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund repurchased and retired 138,397 and 177,119 common shares, at investments of $1,593,413 and $2,085,542, respectively, and at average discounts of 16.57% and 13.78%, from its net asset value.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(138,397)	$(1,593,413)	(177,119)	$(2,085,542)

The Fund has an effective shelf registration which authorizes the offering of $100 million of common shares or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of 1,200,000 shares of $0.001 par value Cumulative Preferred Shares (Preferred Shares). The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On November 1, 2021, the Fund issued 4,000,000 shares of Series B 5.20% Cumulative Preferred Shares receiving $39,875,000 after the deduction of offering expenses of $125,000. The Series B Preferred has a liquidation value of $10 per share and an annual dividend rate of 4.00%. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025.

The Series B Preferred were puttable during the 60 day period prior to September 28, 2022. On September 28, 2022, 800,000 Series B Shares were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. The Series B Preferred are puttable during the 60 day period prior to September 26, 2023 and are callable at the Fund’s option at any time commencing on September 26, 2024 and thereafter. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025. At June 30, 2023, 3,200,000 shares of Series B Preferred were outstanding and accrued dividends amounted to $23,111.

The Board of Trustees increased the dividend rate on the Series B Preferred Shares to an annual rate of 5.20% based on the liquidation preference of the Series B Preferred Shares, effective May 17, 2023.

On February 28, 2022, the Fund redeemed all of the Series A Preferred at the redemption price of $25.24600694 which consisted of the $25.00 per share liquidation preference and $0.24600694 per share representing accumulated but unpaid dividends and distributions to the redemption date.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Series B Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	4,000,000
Outstanding Security, Not Held [Shares]	3,200,000
Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	8,619,082
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Series B Preferred were puttable during the 60 day period prior to September 28, 2022. On September 28, 2022, 800,000 Series B Shares were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. The Series B Preferred are puttable during the 60 day period prior to September 26, 2023 and are callable at the Fund’s option at any time commencing on September 26, 2024 and thereafter. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025. At June 30, 2023, 3,200,000 shares of Series B Preferred were outstanding and accrued dividends amounted to $23,111.

The Board of Trustees increased the dividend rate on the Series B Preferred Shares to an annual rate of 5.20% based on the liquidation preference of the Series B Preferred Shares, effective May 17, 2023.

On February 28, 2022, the Fund redeemed all of the Series A Preferred at the redemption price of $25.24600694 which consisted of the $25.00 per share liquidation preference and $0.24600694 per share representing accumulated but unpaid dividends and distributions to the redemption date.

Outstanding Security, Authorized [Shares]	1,200,000